Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

24.    SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.

The Group’s CODM has been identified as the CEO. For the years ended December 31, 2019, 2020 and 2021, there are three operating segments identified including workspace membership, marketing and branding, and others.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC. The Group’s CODM evaluates performance based on each operating segment’s revenue and costs of revenue (excluding impairment loss). Revenues and cost of revenue (excluding impairment loss) by segment are presented below.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue:
Workspace membership	557,994	422,984	376,642
Marketing and branding services	534,826	317,461	463,475
Other services	74,538	136,692	217,391
Total revenue	1,167,358	877,137	1,057,508
Cost of revenue (excluding impairment loss)
Workspace membership	(814,002)	(557,102)	(508,121)
Marketing and branding services	(485,473)	(297,893)	(444,717)
Other services	(69,917)	(113,074)	(181,222)
Total cost of revenue (excluding impairment loss)	(1,369,392)	(968,069)	(1,134,060)

The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.